Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 165,834	£ 133,813
Financial assets at fair value through the income statement	235,100	213,568
Derivative financial instruments	266,312	302,380
Financial assets at fair value through other comprehensive income	66,068	65,062
Trading portfolio liabilities	(70,980)	(72,924)
Financial liabilities designated at fair value	(314,654)	(271,637)
Derivative financial instruments	(254,849)	(289,620)
Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	165,834	133,813
Financial assets at fair value through the income statement	235,100	213,568
Derivative financial instruments	266,312	302,380
Financial assets at fair value through other comprehensive income	66,068	65,062
Investment property	2	5
Total assets	733,316	714,828
Trading portfolio liabilities	(70,980)	(72,924)
Financial liabilities designated at fair value	(314,654)	(271,637)
Derivative financial instruments	(254,849)	(289,620)
Total liabilities	(640,483)	(634,181)
Quoted market prices (Level 1) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	87,003	62,478
Financial assets at fair value through the income statement	6,144	5,720
Derivative financial instruments	3,484	10,054
Financial assets at fair value through other comprehensive income	24,477	20,704
Investment property	0	0
Total assets	121,108	98,956
Trading portfolio liabilities	(37,451)	(44,128)
Financial liabilities designated at fair value	(115)	(133)
Derivative financial instruments	(4,064)	(10,823)
Total liabilities	(41,630)	(55,084)
Observable inputs (Level 2) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	72,032	64,855
Financial assets at fair value through the income statement	219,938	198,723
Derivative financial instruments	258,295	287,152
Financial assets at fair value through other comprehensive income	41,477	44,347
Investment property	0	0
Total assets	591,742	595,077
Trading portfolio liabilities	(33,477)	(28,740)
Financial liabilities designated at fair value	(313,439)	(270,454)
Derivative financial instruments	(245,517)	(272,434)
Total liabilities	(592,433)	(571,628)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Total assets	20,466	20,795
Total liabilities	(6,420)	(7,469)
Significant unobservable inputs (Level 3) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	6,799	6,480
Financial assets at fair value through the income statement	9,018	9,125
Derivative financial instruments	4,533	5,174
Financial assets at fair value through other comprehensive income	114	11
Investment property	2	5
Total assets	20,466	20,795
Trading portfolio liabilities	(52)	(56)
Financial liabilities designated at fair value	(1,100)	(1,050)
Derivative financial instruments	(5,268)	(6,363)
Total liabilities	£ (6,420)	£ (7,469)